INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 7. INTANGIBLE ASSETS

Intangible assets are comprised of SOBRsafe Intellectual Technology and consist of the following:

	March 31, 2026	December 31, 2025
Gross carrying amount	$3,398,298	$3,854,675
Accumulated amortization	(2,222,710)	(2,152,174)
Asset impairment loss	-	(456,377)
Net intangible asset	$1,175,588	$1,246,124
Amortization period (in years)	10	10

Amortization expense was $70,536 and $96,366 for the three-month periods ended March 31, 2026, and 2025, respectively.

Estimated future amortization expense for device technology intangible assets is as follows:

2026	$211,608
2027	282,144
2028	282,144
2029	282,144
2030	117,548
Thereafter	-
Total future amortization expense	$1,175,588

NOTE 7. INTANGIBLE ASSETS

Intangible assets are comprised of SOBRsafe Intellectual Technology and consist of the following:

	December 31, 2025	December 31, 2024
Gross carrying amount	$3,854,675	$3,854,675
Accumulated amortization	(2,152,174)	(1,766,710)
Asset impairment loss	(456,377)	-
Net intangible asset	$1,246,124	$2,087,965
Amortization period (in years)	10	10

Amortization expense was $385,464 for the years ended December 31, 2025 and 2023, respectively.

Estimated future amortization expense for SOBRsafe Intellectual Technology intangible assets is as follows:

2026	$282,144
2027	282,144
2028	282,144
2029	282,144
2030	117,548
Thereafter	-
Total future amortization expense	$1,246,124